Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-43445
Entity Registrant Name	ADVASA HOLDINGS, INC.
Entity Central Index Key	0002084227
Entity Tax Identification Number	39-3819559
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1-2-7 Moto-Akasake
Entity Address, Address Line Two	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0051
Country Region	+81
City Area Code	3
Local Phone Number	6868-5538
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	ADBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false